GCAT NQM DEPOSITOR II, LLC ABS-15G

Exhibit 99.17

Client Name:
Client Project Name:	GCAT 2023-NQM4
Start - End Dates:	12/17/2018 - 6/10/2021
Deal Loan Count:	3

Rating Agency ATR QM Data Fields

Loans in Report:	3

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
2023090005	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	13610	XXXXXX	6.3743	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	Yes	6335.78
2023090003	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	5189.35	XXXXXX	8.981	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
2023090007	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	6087	XXXXXX	5.6251	Employed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	(No Data)	0

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